Leases (Details) - Schedule of Approximate Minimum Annual Rental Commitments Under Non-Cancellable Leases - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Approximate Minimum Annual Rental Commitments Under Non-Cancellable Leases [Abstract]
2023	$ 324,000	$ 525,718
2023	801,869	851,792
2023		1,377,510
2024	243,000	523,722
2024	133,645	801,869
2024		1,325,591
2025		446,349
2025		131,544
2025		577,893
2026		207,379
2026		207,379
2027		211,526
2027		211,526
Thereafter		908,376
Thereafter		908,376
Total lease payments	648,000	2,823,070
Total lease payments	1,336,448	1,785,205
Total lease payments		4,608,275
Less: Imputed interest	59,362,000,000	285,493
Less: Imputed interest	34,452	57,552
Less: Imputed interest		343,045
Present value of lease liabilities	623,090	2,537,577
Present value of lease liabilities	$ 1,301,996	1,727,653
Present value of lease liabilities		$ 4,265,230